Fair values of financial instruments not carried at fair value - Fair value of financial instruments not carried at fair value and bases of valuation (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	£ 24,567	£ 20,836
Deposits by banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	24,580	20,900
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	229,274	215,948
Customer accounts | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	229,278	215,955
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	47,568	32,901
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	47,568	32,902
Debt securities in issue | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8,605	7,268
Debt securities in issue | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8,539	7,256
Subordinated liabilities | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14,096	14,528
Subordinated liabilities | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14,420	14,434
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,112	17,109
Loans and advances to banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,116	17,112
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	88,708	72,614
Loans and advances to customers | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	87,050	72,495
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	77,246	53,949
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	77,246	53,949
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,490	3,248
Financial investments – at amortised cost | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 7,346	£ 3,192